Shareholders' Equity - Schedule of Compensation Costs Charged Against Income for the 2011 Share Incentive Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Compensation Costs Charged Against Income for the 2011 Share Incentive Plan [Line Items]
Share-based compensation expense	$ 252	$ 281	$ 258
Cost of revenues [Member]
Schedule of Compensation Costs Charged Against Income for the 2011 Share Incentive Plan [Line Items]
Share-based compensation expense	52	60	63
Research and development expenses [Member]
Schedule of Compensation Costs Charged Against Income for the 2011 Share Incentive Plan [Line Items]
Share-based compensation expense	163	180	159
Selling and marketing expenses [Member]
Schedule of Compensation Costs Charged Against Income for the 2011 Share Incentive Plan [Line Items]
Share-based compensation expense	3	3	1
General and administrative expenses [Member]
Schedule of Compensation Costs Charged Against Income for the 2011 Share Incentive Plan [Line Items]
Share-based compensation expense	$ 34	$ 38	$ 35